Dreyfus Select Managers Large Cap Growth Fund (Prospectus Summary) | Dreyfus Select Managers Large Cap Growth Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder

Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Select Managers Large Cap Growth Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Select Managers Large Cap Growth Fund		Class A	Class C	Class I
Management fees		0.75%	0.75%	0.75%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		3.40%	3.40%	3.15%
Total annual fund operating expenses		4.15%	4.90%	3.90%
Fee waiver and/or expense reimbursement	[1]	(2.90%)	(2.90%)	(2.90%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.25%	2.00%	1.00%
[1]	The Dreyfus Corporation has contractually agreed, until at least October 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees and extraordinary expenses) exceed 1.00%. After October 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-

and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Select Managers Large Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	695	1,514	2,346	4,490
Class C	303	1,213	2,226	4,766
Class I	102	922	1,760	3,938

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Select Managers Large Cap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	695	1,514	2,346	4,490
Class C	203	1,213	2,226	4,766
Class I	102	922	1,760	3,938

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

127.65% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in the stocks of large cap companies. The fund currently considers large cap companies to be those companies with market capitalizations of $10 billion or more at the time of purchase. Because the fund may continue to hold a security whose market capitalization decreases, a substantial portion of the fund's holdings can have market capitalizations of less than $10 billion at any given time. The fund's portfolio is constructed so as to have a growth tilt. The fund may invest up to

15% of its net assets in foreign securities.

The fund uses a "multi-manager" approach by selecting one or more subadvisers to manage the fund's assets. The fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval. The fund's assets are currently allocated among three subadvisers, each of which acts independently of the others and uses its own methodology to select portfolio investments.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition,

growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o Multi-manager risk. Each subadviser makes investment decisions independently,

and it is possible that the investment styles of the subadvisers may not complement one another. As a result, the fund's exposure to a given stock,

industry or investment style could unintentionally be greater or smaller than it would have been if the fund had a single adviser. In addition, if one subadviser buys a security during a time frame when another subadviser sells it, the fund will incur transaction costs and the fund's net position in the security may be approximately the same as it would have been with a single adviser and no such sale and purchase.

o Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of EACM, subject to The Dreyfus Corporation's supervision and approval, to effectively allocate the fund's assets among the subadvisers. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
Since the fund has less than one full calendar year of performance, past performance information is not included in the summary prospectus. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.

Recent performance is available at www.dreyfus.com.